Significant Accounting Policies - Schedule of Geographical Areas (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Geographical Areas [Line Items]
Amount	$ 3,055,765	$ 3,515,890
Percentage of Total Revenue	100.00%	100.00%
Malaysia [Member]
Schedule of Geographical Areas [Line Items]
Amount	$ 1,039,085	$ 1,037,165
Percentage of Total Revenue	34.00%	29.50%
Singapore [Member]
Schedule of Geographical Areas [Line Items]
Amount	$ 996,895	$ 694,989
Percentage of Total Revenue	32.62%	19.77%
Australia [Member]
Schedule of Geographical Areas [Line Items]
Amount	$ 937,317	$ 1,041,840
Percentage of Total Revenue	30.68%	29.63%
China [Member]
Schedule of Geographical Areas [Line Items]
Amount	$ 82,468	$ 596,259
Percentage of Total Revenue	2.70%	1696.00%
Taiwan [Member]
Schedule of Geographical Areas [Line Items]
Amount		$ 145,637
Percentage of Total Revenue		4.14%